Offerings - Offering: 1	May 04, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Member Capital Securities, Series 2023
Amount Registered	500,000
Proposed Maximum Offering Price per Unit	1.00000
Maximum Aggregate Offering Price	$ 500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 69.05
Offering Note	None